SHARE CAPITAL - Disclosure of share appreciation rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share appreciation rights, outstanding, beginning of year	113,670	0
Share appreciation rights, weighted average grant price, beginning of year	$ 5.4	$ 0
Share appreciation rights, granted	148,030	115,930
Share appreciation rights, granted, weighted average grant price	$ 4.62	$ 5.4
Share appreciation rights, exercised	(5,726)	(2,260)
Share appreciation rights, exercised, weighted average grant price	$ 3.17	$ 5.34
Share appreciation rights, cancelled	(74,235)	0
Share appreciation rights, cancelled, weighted average grant price	$ 4.72	$ 0
Share appreciation rights, outstanding, end of year	181,739	113,670
Share appreciation rights, weighted average grant price, end of year	$ 5.12	$ 5.4
Share appreciation rights, exercisable	101,066	40,912
Share appreciation rights, exercisable, weighted average grant price	$ 5.18	$ 5.39